Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	4.25819%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$321,824.99

Principal:
Principal Collections	$7,180,488.60
Prepayments in Full	$2,357,839.66
Liquidation Proceeds	$15,313.66
Recoveries	$76,198.17
Sub Total	$9,629,840.09
Collections	$9,951,665.08

Purchase Amounts:
Purchase Amounts Related to Principal	$40,807.47
Purchase Amounts Related to Interest	$167.26
Sub Total	$40,974.73

Clean-up Call	$114,722,955.07

Reserve Account Draw Amount	$2,631,579.30

Available Funds - Total	$127,347,174.18

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	45
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$127,347,174.18
Servicing Fee	$103,683.92	$103,683.92	$0.00	$0.00	$127,243,490.26
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$127,243,490.26
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$127,243,490.26
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$127,243,490.26
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$127,243,490.26
Interest - Class A-4 Notes	$137,394.14	$137,394.14	$0.00	$0.00	$127,106,096.12
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$127,106,096.12
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$126,987,407.95
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$126,987,407.95
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$126,902,330.87
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$126,902,330.87
Regular Principal Payment	$94,582,410.22	$94,582,410.22	$0.00	$0.00	$32,319,920.65
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,319,920.65
Residual Released to Depositor	$0.00	$32,319,920.65	$0.00	$0.00	$0.00
Total		$127,347,174.18

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$94,582,410.22
Total					$94,582,410.22

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$41,952,410.22	$400.31	$137,394.14	$1.31	$42,089,804.36	$401.62
Class B Notes	$31,580,000.00	$1,000.00	$118,688.17	$3.76	$31,698,688.17	$1,003.76
Class C Notes	$21,050,000.00	$1,000.00	$85,077.08	$4.04	$21,135,077.08	$1,004.04
Total	$94,582,410.22	$89.85	$341,159.39	$0.32	$94,923,569.61	$90.17

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$41,952,410.22	0.4003093	$0.00	0.0000000
Class B Notes	$31,580,000.00	1.0000000	$0.00	0.0000000
Class C Notes	$21,050,000.00	1.0000000	$0.00	0.0000000
Total	$94,582,410.22	0.0898534	$0.00	0.0000000

Pool Information
Weighted Average APR	3.306%	3.332%
Weighted Average Remaining Term	20.51	19.84
Number of Receivables Outstanding	11,232	10,768
Pool Balance	$124,420,699.27	$114,722,955.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$115,635,044.64	$106,836,964.05
Pool Factor	0.1060327	0.0977682

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$7,885,991.02
Targeted Overcollateralization Amount	$28,938,625.44
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$114,722,955.07

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$2,631,579.30
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(2,631,579.30)
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		37	$103,294.81
(Recoveries)		58	$76,198.17
Net Loss for Current Collection Period			$27,096.64
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2613%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9501%
Second Prior Collection Period			-0.1197%
Prior Collection Period			-0.2879%
Current Collection Period			0.2719%
Four Month Average (Current and Prior Three Collection Periods)			0.2036%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,960	$8,488,834.44
(Cumulative Recoveries)			$2,294,135.61
Cumulative Net Loss for All Collection Periods			$6,194,698.83
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5279%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,331.04
Average Net Loss for Receivables that have experienced a Realized Loss			$3,160.56

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.11%	138	$2,421,011.75
61-90 Days Delinquent	0.32%	18	$370,717.46
91-120 Days Delinquent	0.02%	2	$26,615.76
Over 120 Days Delinquent	0.29%	17	$335,946.99
Total Delinquent Receivables	2.75%	175	$3,154,291.96

Repossession Inventory:
Repossessed in the Current Collection Period		6	$112,257.25
Total Repossessed Inventory		8	$178,499.48

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4263%
Prior Collection Period			0.3917%
Current Collection Period			0.3436%
Three Month Average			0.3872%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6392%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	45

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	37	$676,403.99
2 Months Extended	50	$855,311.65
3+ Months Extended	16	$289,244.46

Total Receivables Extended	103	$1,820,960.10
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer